TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY - Taxes Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current liabilities:
Current tax liabilities	R$ 1,277,051	R$ 1,173,319
Noncurrent liabilities:
Non-current tax liabilities	248,582	326,527
PASEP and COFINS
Current liabilities:
Current tax liabilities	778,966	512,227
Noncurrent liabilities:
Non-current tax liabilities	14,283	33,087
Deferred tax liabilities	16,170	65,588
IRRF/ CSRF
Current liabilities:
Current tax liabilities	274,499	252,601
ICMS
Current liabilities:
Current tax liabilities	62,431	127,901
INSS/FGTS
Current liabilities:
Current tax liabilities	77,996	93,910
PAES / REFIS
Current liabilities:
Current tax liabilities	22,566	35,960
Noncurrent liabilities:
Non-current tax liabilities	207,673	210,850
ISS
Current liabilities:
Current tax liabilities	12,424	28,491
Other
Current liabilities:
Current tax liabilities	48,169	122,229
Noncurrent liabilities:
Non-current tax liabilities	10,456	17,002
Parent
Noncurrent liabilities:
Deferred tax liabilities	R$ 11,723,383	R$ 11,457,536